Derivative Financial Instruments - Fair value of the derivative assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Derivative Financial Instruments
Derivative financial instruments, current assets	$ 6,206	$ 2,199
Derivative financial instruments, non-current assets	31,440	16,012
Total	37,646	18,211
Derivative financial instruments, current liability	1,109	1,815
Derivative financial instruments, non-current liability	1,149
Total	2,258	1,815
Derivative assets designated and effective as hedging instruments carried at fair value | Cross currency swaps
Derivative Financial Instruments
Total	5,916	4,553
Derivative assets carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Derivative Financial Instruments
Total	31,629	11,535
Derivative assets carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Derivative Financial Instruments
Total	101	2,123
Derivative liabilities designated and effective as hedging instruments carried at fair value | Cross currency swaps
Derivative Financial Instruments
Total	212	605
Derivative liabilities carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Derivative Financial Instruments
Total	1,152	$ 1,210
Derivative liabilities carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Derivative Financial Instruments
Total	$ 894